SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment information
External Sales									$ 3,151,802	$ 2,543,894	$ 1,875,162
Total Sales	829,447	819,785	769,982	732,588	700,751	644,095	604,406	594,642	3,151,802	2,543,894	1,875,162
Segment Operating Income (Loss)									960,285	748,935	498,853
Depreciation									387,549	315,468	262,658
Total assets	5,713,466				4,996,362				5,713,466	4,996,362	4,255,100
Additions to Long-Lived Assets									1,082,678	730,347	345,264
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									960,285	748,935	498,853
Income from asset sales									19,223	13,903	4,992
Corporate general and administrative costs and corporate depreciation									(69,909)	(60,327)	(52,049)
Operating income from continuing operations	239,380	232,655	207,025	230,539	193,102	174,418	164,265	170,726	909,599	702,511	451,796
Other income (expense)
Interest and dividend income									1,380	1,951	1,811
Interest expense									(8,653)	(17,355)	(17,158)
Gain on sale of investment securities										913
Other									254	(953)	1,787
Total other income (expense)									(7,019)	(15,444)	(13,560)
Income from continuing operations before income taxes									902,580	687,067	438,236
Contract Drilling
Segment information
External Sales									3,137,588	2,528,774	1,862,408
Total Sales									3,137,588	2,528,774	1,862,408
Segment Operating Income (Loss)									969,109	756,617	505,618
Depreciation									376,879	306,829	254,109
Total assets	5,049,970				4,204,185				5,049,970	4,204,185	3,801,063
Additions to Long-Lived Assets									1,053,377	721,979	339,053
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									969,109	756,617	505,618
U.S. Land
Segment information
External Sales									2,678,475	2,100,508	1,412,495
Total Sales									2,678,475	2,100,508	1,412,495
Segment Operating Income (Loss)									906,968	691,615	404,278
Depreciation									332,723	264,127	211,652
Total assets	4,422,297				3,719,387				4,422,297	3,719,387	3,257,382
Additions to Long-Lived Assets									991,966	694,249	305,206
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									906,968	691,615	404,278
Offshore
Segment information
External Sales									189,086	201,417	202,734
Total Sales									189,086	201,417	202,734
Segment Operating Income (Loss)									41,775	45,291	53,069
Depreciation									13,455	14,684	12,519
Total assets	160,135				151,656				160,135	151,656	132,342
Additions to Long-Lived Assets									8,547	7,092	9,982
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									41,775	45,291	53,069
International Land
Segment information
External Sales									270,027	226,849	247,179
Total Sales									270,027	226,849	247,179
Segment Operating Income (Loss)									20,366	19,711	48,271
Depreciation									30,701	28,018	29,938
Total assets	467,538				333,142				467,538	333,142	411,339
Additions to Long-Lived Assets									52,864	20,638	23,865
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									20,366	19,711	48,271
Other.
Segment information
External Sales									14,214	15,120	12,754
Intersegment sales									841	829	814
Total Sales									15,055	15,949	13,568
Segment Operating Income (Loss)									(8,824)	(7,682)	(6,765)
Depreciation									10,670	8,639	8,549
Total assets	663,496				792,177				663,496	792,177	454,037
Additions to Long-Lived Assets									29,301	8,368	6,211
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									(8,824)	(7,682)	(6,765)
Reportable and other
Segment information
External Sales									3,151,802	2,543,894	1,875,162
Intersegment sales									841	829	814
Total Sales									3,152,643	2,544,723	1,875,976
Segment Operating Income (Loss)									960,285	748,935	498,853
Depreciation									387,549	315,468	262,658
Total assets	5,713,466				4,996,362				5,713,466	4,996,362	4,255,100
Additions to Long-Lived Assets									1,082,678	730,347	345,264
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									960,285	748,935	498,853
Eliminations
Segment information
Intersegment sales									(841)	(829)	(814)
Total Sales									$ (841)	$ (829)	$ (814)